Supplement dated July 31, 2025
to the following statutory prospectus(es):
Nationwide Destination Architect 2.0, Nationwide Advisory Retirement Income Annuity and Nationwide Advisory Retirement Income Annuity New York dated May 1, 2025
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
The following underlying mutual fund is offered as an investment option under the contract.
Effective August 22, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Invesco Oppenheimer V.I. International Growth Fund: Series I	Invesco V.I. International Growth Fund: Series I
The following underlying mutual fund is offered as an investment option under the contract.
Effective September 22, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class II
PROS-1035